Short-term investments (Details) - Schedule of short-term investments - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Short Term Investments [Abstract]
Marketable securities	$ 5,611,815	$ 1,114,770
Time deposits	172,402	18,000,000
Wealth management products	51,160	16,328,476
Total	$ 5,835,377	$ 35,443,246